OPERATING EXPENSES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Operating expenses	$ 4,284,063	$ 4,756,318	$ 6,944,910
Employee benefit expenses and severance payments
Salaries, social security expenses and benefits	(869,742)	(1,036,579)	(1,066,452)
Severance indemnities	(130,363)	(61,168)	(147,644)
Other employee expenses	(23,650)	(22,564)	(24,609)
Employee benefit expenses and severance payments	$ (1,023,755)	$ (1,120,311)	$ (1,238,705)